UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21625

Intrepid Capital Management Funds Trust

(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106

Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis

1400 Marsh Landing Parkway, Suite 106

Jacksonville Beach, FL 32250
(Name and address of agent for service)

[1-904-246-3433]

Registrant’s telephone number, including area code

Date of fiscal year end: 09/30/2025

Date of reporting period: 03/31/2025

Item 1. Reports to Stockholders.

(a)

Intrepid Capital Fund
Investor Class | ICMBX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Intrepid Capital Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$71	1.40%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$84,406,149
Number of Holdings	60
Portfolio Turnover	33%
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(%)*
Invesco Treasury Portfolio	5.3%
FRP Holdings, Inc.	4.3%
Berkshire Hathaway, Inc.	4.1%
iShares Gold Trust	3.7%
Alphabet, Inc.	3.2%
W R Berkley Corp.	2.9%
Skillz, Inc.	2.6%
RealReal, Inc.	2.6%
Liberty Media Corp.	2.5%
TJX Cos., Inc.	2.5%
*	Expressed as a percentage of net assets.

Top Sectors	(%)*
Media & Entertainment	17.2%
Financial Services	11.0%
Commercial & Professional Services	9.1%
Consumer Discretionary Distribution & Retail	8.5%
Consumer Durables & Apparel	7.0%
Food, Beverage & Tobacco	6.9%
Real Estate Management & Development	5.6%
Insurance	4.3%
Consumer Staples Distribution & Retail	4.1%
Cash & Other	26.3%
*	Expressed as a percentage of net assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://intrepidcapitalfunds.com/resources/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Intrepid Capital Management Inc. documents not be householded, please contact Intrepid Capital Management Inc. at 1-866-996-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Intrepid Capital Management Inc. or your financial intermediary.
Intrepid Capital Fund	PAGE 1	TSR-SAR-461195208

Intrepid Capital Fund
Institutional Class | ICMVX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Intrepid Capital Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$58	1.15%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$84,406,149
Number of Holdings	60
Portfolio Turnover	33%
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(%)*
Invesco Treasury Portfolio	5.3%
FRP Holdings, Inc.	4.3%
Berkshire Hathaway, Inc.	4.1%
iShares Gold Trust	3.7%
Alphabet, Inc.	3.2%
W R Berkley Corp.	2.9%
Skillz, Inc.	2.6%
RealReal, Inc.	2.6%
Liberty Media Corp.	2.5%
TJX Cos., Inc.	2.5%
*	Expressed as a percentage of net assets.

Top Sectors	(%)*
Media & Entertainment	17.2%
Financial Services	11.0%
Commercial & Professional Services	9.1%
Consumer Discretionary Distribution & Retail	8.5%
Consumer Durables & Apparel	7.0%
Food, Beverage & Tobacco	6.9%
Real Estate Management & Development	5.6%
Insurance	4.3%
Consumer Staples Distribution & Retail	4.1%
Cash & Other	26.3%
*	Expressed as a percentage of net assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://intrepidcapitalfunds.com/resources/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Intrepid Capital Management Inc. documents not be householded, please contact Intrepid Capital Management Inc. at 1-866-996-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Intrepid Capital Management Inc. or your financial intermediary.
Intrepid Capital Fund	PAGE 1	TSR-SAR-461195604

Intrepid Income Fund
Institutional Class | ICMUX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Intrepid Income Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$937,240,590
Number of Holdings	95
Portfolio Turnover	53%
Effective Duration	2.36 Years
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(%)*
RealReal, Inc.	4.4%
Invesco Treasury Portfolio	3.6%
Diversified Healthcare Trust	3.1%
Herbalife Nutrition Ltd.	3.0%
Icahn Enterprises LP	2.8%
Twilio, Inc.	2.7%
PRA Group, Inc.	2.4%
Skillz, Inc.	2.3%
Deluxe Corp.	2.3%
ANGI Group LLC	2.3%
*	Expressed as a percentage of net assets.

Top Sectors	(%)*
Financial Services	20.5%
Consumer Discretionary Distribution & Retail	9.1%
Consumer Services	6.8%
Commercial & Professional Services	6.6%
Energy	6.5%
Media & Entertainment	5.0%
Consumer Staples Distribution & Retail	4.7%
Software & Services	4.7%
Pharmaceuticals, Biotechnology & Life Sciences	3.8%
Cash & Other	32.3%
*	Expressed as a percentage of net assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://intrepidcapitalfunds.com/resources/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Intrepid Capital Management Inc. documents not be householded, please contact Intrepid Capital Management Inc. at 1-866-996-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Intrepid Capital Management Inc. or your financial intermediary.
Intrepid Income Fund	PAGE 1	TSR-SAR-461195703

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.”
(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Intrepid Funds
Intrepid Capital Fund
Intrepid Income Fund
Semi-Annual Financial Statements and Other Information
March 31, 2025 (Unaudited)

Intrepid Capital Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 65.3%
Capital Goods - 4.1%
Acuity, Inc.	6,404	$1,686,494
Watsco, Inc.	3,521	1,789,724
		3,476,218
Commercial & Professional Services - 4.8%
Atento SA(a)(b)	96,558,308	0
Copart, Inc.(b)	34,852	1,972,275
SS&C Technologies Holdings, Inc.	16,119	1,346,420
WNS Holdings Ltd.(b)	11,521	708,426
		4,027,121
Consumer Discretionary Distribution & Retail - 4.2%
TJX Cos., Inc.	17,307	2,107,992
Valvoline, Inc.(b)	41,074	1,429,786
		3,537,778
Consumer Durables & Apparel - 7.0%
Garmin Ltd.	8,004	1,737,909
Levi Strauss & Co. - Class A	64,156	1,000,192
Polaris, Inc.	26,610	1,089,413
Skechers USA, Inc. - Class A(b)	35,914	2,039,197
		5,866,711
Consumer Staples Distribution & Retail - 4.1%
BJ’s Wholesale Club Holdings, Inc.(b)	18,101	2,065,324
Dollar Tree, Inc.(b)	18,897	1,418,598
		3,483,922
Energy - 1.6%
Civitas Resources, Inc.	38,319	1,336,950
Financial Services - 7.7%
Berkshire Hathaway, Inc. - Class B(b)	6,517	3,470,824
Chicago Atlantic BDC, Inc.	38,198	431,638
Jefferies Financial Group, Inc.	28,188	1,510,031
Sprott, Inc.	24,961	1,120,000
		6,532,493
Food, Beverage & Tobacco - 4.6%
Becle SAB de CV	1,688,667	1,549,667
Philip Morris International, Inc.	10,420	1,653,967
Simply Good Foods Co.(b)	20,188	696,284
		3,899,918
Insurance - 4.3%
Markel Group, Inc.(b)	640	1,196,551
W R Berkley Corp.	34,245	2,436,874
		3,633,425

	Shares	Value
Media & Entertainment - 13.7%
Alphabet, Inc. - Class A	17,503	$2,706,664
Atlanta Braves Holdings, Inc. - Class C(b)	33,737	1,349,817
IAC, Inc.(b)	45,588	2,094,313
Liberty Media Corp. - Class A(b)	31,368	2,109,184
Match Group, Inc.	38,939	1,214,897
Take-Two Interactive Software, Inc.(b)	9,872	2,045,972
		11,520,847
Real Estate Management & Development - 5.6%
FRP Holdings, Inc.(b)	127,956	3,655,703
Howard Hughes Holdings, Inc.(b)	14,854	1,100,384
		4,756,087
Software & Services - 1.4%
Dropbox, Inc. - Class A(b)	45,608	1,218,190
Technology Hardware & Equipment - 2.2%
Fabrinet(b)	9,307	1,838,225
TOTAL COMMON STOCKS (Cost $41,596,324)		55,127,885
	Par
CORPORATE BONDS - 16.3%
Commercial & Professional Services - 3.3%
Atento Luxco 1 SA
20.00% (includes 10.00% Cash and 10.00% PIK), 05/17/2025(a)(c)	$785,227	785,227
20.00% (includes 10.00% Cash and 10.00% PIK), 09/30/2026(a)(c)	483,530	449,683
Cimpress PLC, 7.38%, 09/15/2032(c)	1,696,000	1,560,736
		2,795,646
Consumer Discretionary Distribution & Retail - 3.1%
Foot Locker, Inc., 4.00%, 10/01/2029(c)	1,750,000	1,451,753
RealReal, Inc., 13.00% (includes 4.25% PIK), 03/01/2029(c)	1,088,653	1,170,301
		2,622,054
Consumer Services - 0.6%
Brinker International, Inc., 8.25%, 07/15/2030(c)	500,000	525,957
Food, Beverage & Tobacco - 2.3%
Turning Point Brands, Inc., 7.63%, 03/15/2032(c)	1,838,000	1,914,740

The accompanying notes are an integral part of these financial statements.

1

Intrepid Capital Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Media & Entertainment - 3.5%
Gray Media, Inc., 7.00%, 05/15/2027(c)	$800,000	$785,390
Skillz, Inc., 10.25%, 12/15/2026(c)	2,216,000	2,182,959
		2,968,349
Pharmaceuticals, Biotechnology & Life Sciences - 2.4%
Celgene Corp., 3.90%, 02/20/2028	23,000	22,576
Trulieve Cannabis Corp., 8.00%, 10/06/2026	2,000,000	1,966,450
		1,989,026
Telecommunication Services - 1.1%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028	1,000,000	960,880
TOTAL CORPORATE BONDS
(Cost $13,402,346)		13,776,652
BANK LOANS - 4.7%
Financial Services - 1.1%
Chicago Atlantic Real Estate Finance, Inc., 9.00%, 10/18/2028	1,000,000	987,500
Health Care Equipment & Services - 0.9%
Shryne Group, Inc., 17.00%, 05/26/2026	750,432	746,079
Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
Common Citizen Senior Secured Term Loan, 11.50%, 12/31/2025	752,214	752,214
Verano Holdings Corp., 14.50% (Prime Rate + 6.50%), 10/30/2026	494,922	514,718
		1,266,932
Telecommunication Services - 1.2%
ViaPath Technologies, Senior Secured First Lien, 11.82% (1 mo. SOFR US + 7.50%), 08/06/2029	995,000	993,756
TOTAL BANK LOANS (Cost $3,962,786)		3,994,267
	Shares
EXCHANGE TRADED FUNDS - 3.7%
iShares Gold Trust(b)	52,279	3,082,370
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,511,974)		3,082,370

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.1%
Financial Services - 2.1%
Chicago Atlantic Real Estate Finance, Inc.	61,878	$909,607
Rithm Capital Corp.	77,171	883,608
		1,793,215
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON
(Cost $1,778,918)		1,793,215
	Par
CONVERTIBLE BONDS - 1.2%
Consumer Discretionary Distribution & Retail - 1.2%
RealReal, Inc., 1.00%, 03/01/2028	$1,288,000	995,525
TOTAL CONVERTIBLE BONDS
(Cost $919,548)		995,525
	Shares
PREFERRED STOCKS - 1.0%
Commercial & Professional Services - 1.0%
Atento Class A Preferred Shares, 12.00%, 02/23/2028(a)	815,537	815,537
TOTAL PREFERRED STOCKS
(Cost $815,537)		815,537

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(b)
Put Options - 0.1%
Lien_Put, Expiration: 10/01/2025; Exercise Price: $13.23(d)(e)	$431,637	38,198	73,722
TOTAL PURCHASED OPTIONS
(Cost $95,304)			73,722
WARRANTS - 0.0%(f)
Pharmaceuticals, Biotechnology & Life Sciences - 0.0%(f)
Cansortium Holdings LLC, Expires 04/29/2025, Exercise Price $1.20(b)		250,000	0
Green Thumb Industries, Inc., Expires 10/15/2026, Exercise Price $30.02(b)		7,328	5,496
Total Pharmaceuticals, Biotechnology & Life Sciences			5,496
TOTAL WARRANTS (Cost $0)			5,496

The accompanying notes are an integral part of these financial statements.

2

Intrepid Capital Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%
Invesco Treasury Portfolio - Class Institutional, 4.25%(g)	4,475,627	$4,475,627
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,475,627)		4,475,627
TOTAL INVESTMENTS - 99.7%
(Cost $68,558,364)		$84,140,296
Other Assets in Excess of Liabilities - 0.3%		265,853
TOTAL NET ASSETS - 100.0%		$84,406,149

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,050,447 or 2.4% of net assets as of March 31, 2025.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $10,826,746 or 12.8% of the Fund’s net assets.

(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

Intrepid Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 77.4%
Automobiles & Components - 1.1%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)	$11,500,000	$10,421,364
Capital Goods - 2.8%
Icahn Enterprises LP
6.25%, 05/15/2026	5,794,000	5,760,271
10.00%, 11/15/2029(a)	4,000,000	3,978,770
9.00%, 06/15/2030	17,000,000	16,138,970
		25,878,011
Commercial & Professional Services - 5.7%
Atento Luxco1 SA
20.00% (includes 10.00% Cash and 10.00% PIK), 05/17/2025(a)(b)	7,926,893	7,926,893
20.00% (includes 10.00% Cash and 10.00% PIK), 09/30/2026(a)(b)	3,694,230	3,435,634
Cimpress PLC, 7.38%, 09/15/2032(a)	22,400,000	20,613,494
Deluxe Corp.
8.00%, 06/01/2029(a)	16,039,000	14,619,528
8.13%, 09/15/2029(a)	7,043,000	7,089,413
		53,684,962
Consumer Discretionary Distribution & Retail - 6.7%
Foot Locker, Inc., 4.00%, 10/01/2029(a)	23,075,000	19,142,399
Macy’s Retail Holdings LLC
6.38%, 03/15/2037	16,369,000	13,680,631
5.13%, 01/15/2042	2,500,000	1,707,142
RealReal, Inc., 13.00% (includes 4.25% PIK), 03/01/2029(a)	22,887,090	24,603,621
Upbound Group, Inc., 6.38%, 02/15/2029(a)	4,000,000	3,787,206
		62,920,999
Consumer Services - 6.8%
ANGI Group LLC, 3.88%, 08/15/2028(a)	23,868,000	21,657,136
Brinker International, Inc., 8.25%, 07/15/2030(a)	10,620,000	11,171,316
Full House Resorts, Inc., 8.25%, 02/15/2028(a)	16,625,000	16,446,038
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(a)	13,500,000	14,359,059
		63,633,549
Consumer Staples Distribution & Retail - 4.5%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(a)	9,180,000	7,679,873
KeHE Distributors LLC, 9.00%, 02/15/2029(a)	19,463,000	20,000,782

	Par	Value
United Natural Foods, Inc., 6.75%, 10/15/2028(a)	14,971,000	14,804,289
		42,484,944
Energy - 5.0%
Alliance Resource Operating Partners LP, 8.63%, 06/15/2029(a)	$7,445,000	$7,790,478
Bristow Group, Inc., 6.88%, 03/01/2028(a)	20,526,000	20,344,273
CVR Energy, Inc., 8.50%, 01/15/2029(a)	9,262,000	8,901,299
W&T Offshore, Inc., 10.75%, 02/01/2029(a)	9,930,000	9,519,367
		46,555,417
Equity Real Estate Investment Trusts (REITs) - 3.1%
Diversified Healthcare Trust
9.75%, 06/15/2025	11,734,000	11,742,235
0.00%, 01/15/2026(a)	17,992,000	16,978,911
		28,721,146
Financial Services - 15.7%
Advanced Flower Capital, Inc., 5.75%, 05/01/2027(a)	7,000,000	6,696,559
Enceladus Development Venture III LLC, 10.00%, 04/22/2025(a)	2,111,111	2,058,333
EZCORP, Inc., 7.38%, 04/01/2032(a)	14,000,000	14,241,173
FirstCash, Inc., 5.63%, 01/01/2030(a)	20,596,000	19,984,721
Great Ajax Operating Partnership LP, 9.88%, 09/01/2027(a)(c)	10,000,000	9,823,230
Green Dot Corp., 8.75%, 09/15/2029(a)	10,000,000	10,442,965
LD Holdings Group LLC, 8.75%, 11/01/2027(a)	4,000,000	3,634,076
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030	200,000	5,096,000
PHH Escrow Issuer LLC, 9.88%, 11/01/2029(a)	20,000,000	19,320,400
PRA Group, Inc.
5.00%, 10/01/2029(a)	11,798,000	10,882,062
8.88%, 01/31/2030(a)	11,545,000	12,053,823
Ready Capital Corp., 9.38%, 03/01/2028	5,000,000	5,012,500
RithmCapital Corp.
6.25%, 10/15/2025(a)	6,551,000	6,547,257
8.00%, 04/01/2029(a)	12,000,000	11,942,212
Visa, Inc., 2.70%, 04/15/2040	12,250,000	9,174,961
		146,910,272
Food, Beverage & Tobacco - 2.6%
Becle SAB de CV, 2.50%, 10/14/2031(a)	4,315,000	3,483,631
Turning Point Brands, Inc., 7.63%, 03/15/2032(a)	20,162,000	21,003,804
		24,487,435

The accompanying notes are an integral part of these financial statements.

4

Intrepid Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Health Care Equipment & Services - 0.3%
Prosomnus 8% 12/31/2026, 8.00% (includes 8.00% PIK), 12/31/2026(b)		$3,202,056	$3,202,056
Household & Personal Products - 3.0%
Herbalife Nutrition Ltd., 7.88%, 09/01/2025(a)		28,465,000	28,465,762
Materials - 2.4%
Algoma Steel, Inc., 9.13%, 04/15/2029(a)		5,500,000	5,122,590
Warrior Met Coal, Inc., 7.88%, 12/01/2028(a)		16,716,000	17,136,307
			22,258,897
Media & Entertainment - 5.0%
Gray Media, Inc.
7.00%, 05/15/2027(a)		8,850,000	8,688,372
10.50%, 07/15/2029(a)		1,000,000	1,036,931
Skillz, Inc., 10.25%, 12/15/2026(a)		22,188,000	21,857,177
Verve Group SE
8.66% (3 mo. EURIBOR + 6.25%), 06/21/2026	EUR	7,000,000	7,759,297
6.33% (3 mo. EURIBOR + 4.00%), 04/01/2029(a)	EUR	7,000,000	7,569,714
			46,911,491
Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
Trulieve Cannabis Corp., 8.00%, 10/06/2026		19,649,000	19,319,388
Software & Services - 4.7%
Conduent Business Services LLC, 6.00%, 11/01/2029(a)		19,450,000	18,238,545
Twilio, Inc., 3.88%, 03/15/2031		28,357,000	25,568,393
			43,806,938
Technology Hardware & Equipment - 2.7%
Xerox Corp., 10.25%, 10/15/2030(a)		8,000,000	7,962,444
Xerox Holdings Corp.
5.00%, 08/15/2025(a)		7,295,000	7,223,237
8.88%, 11/30/2029(a)		12,895,000	8,720,375
Xerox Issuer Corp., 13.50%, 04/15/2031(a)		2,000,000	1,920,000
			25,826,056
Telecommunication Services - 1.3%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028		12,745,000	12,246,416
Transportation - 1.9%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(a)		15,700,000	15,700,992

	Par	Value
Priority 1 Issuer Logistics DAC, 12.63%, 11/19/2027	$2,000,000	$1,969,458
		17,670,450
TOTAL CORPORATE BONDS (Cost $724,388,592)		725,405,553
BANK LOANS - 10.4%
Commercial & Professional Services - 0.3%
LXActionTarget, 11.75% (includes 0.50% PIK), 07/19/2027	3,010,642	2,950,429
Consumer Discretionary Distribution & Retail - 0.6%
American Greetings Corp., Senior Secured First Lien, 10.07% (1 mo. SOFR US + 5.75%), 10/30/2029	3,925,000	3,945,430
Jill Acquisition LLC, Senior Secured First Lien, 12.45% (3 mo. SOFR US + 8.00%), 05/08/2028	1,306,154	1,318,810
		5,264,240
Consumer Durables & Apparel - 1.9%
Peloton Interactive, Inc., Senior Secured First Lien, 9.81% (3 mo. SOFR US + 5.50%), 05/30/2029	17,954,774	18,152,994
Consumer Staples Distribution & Retail - 0.2%
United Natural Foods, Inc. First Lien, 9.06% (1 mo. Term SOFR + 4.75%), 05/01/2031	1,985,000	2,013,534
Financial Services - 2.0%
Chicago Atlantic Real Estate Finance, Inc., 9.00%, 10/18/2028	16,000,000	15,800,000
LXKernelmatter, 10.50% (includes 10.50% PIK), 08/14/2026(b)	3,209,764	2,969,031
		18,769,031
Health Care Equipment & Services - 0.9%
Shryne Group, Inc., 17.00% (PRIME + 8.50%) (includes 1.00% PIK), 05/26/2026	6,988,131	6,947,599
Youth Opportunity Investments LLC First Lien, 13.08%, 09/15/2026	1,669,146	1,669,146
		8,616,745
Materials - 0.8%
M2S Group Intermediate Holdings, Inc., Senior Secured First Lien, 9.05% (3 mo. SOFR US + 4.75%), 08/27/2031	7,327,586	7,059,690

The accompanying notes are an integral part of these financial statements.

5

Intrepid Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
Common Citizen Senior Secured Term Loan, 11.50%, 12/31/2025	$12,286,155	$12,286,155
Verano Holdings Corp., 14.50% (Prime Rate + 6.50%), 10/30/2026	3,549,055	3,691,017
		15,977,172
Telecommunication Services - 2.0%
ViaPath Technologies, Senior Secured First Lien, 11.82% (1 mo. SOFR US + 7.50%), 08/06/2029	18,915,013	18,891,369
TOTAL BANK LOANS (Cost $97,125,539)		97,695,204
CONVERTIBLE BONDS - 5.0%
Consumer Discretionary Distribution & Retail - 1.8%
RealReal, Inc.
3.00%, 06/15/2025	3,146,000	3,128,643
1.00%, 03/01/2028	17,675,000	13,661,420
		16,790,063
Energy - 1.5%
Green Plains, Inc., 2.25%, 03/15/2027	16,500,000	13,798,443
Financial Services - 1.7%
PennyMac Corp.
5.50%, 03/15/2026	7,110,000	7,070,895
8.50%, 06/01/2029(a)	9,000,000	9,396,000
		16,466,895
TOTAL CONVERTIBLE BONDS (Cost $45,842,130)		47,055,401
	Shares
COMMON STOCKS - 1.3%
Commercial & Professional Services - 0.0%(d)
Atento SA(b)(e)	661,412,762	0
Equity Real Estate Investment Trusts (REITs) - 0.3%
Southern Realty Trust, Inc.(e)	125,000	2,500,000
SRT_Blocker(e)	50,000	0
		2,500,000
Financial Services - 0.8%
Chicago Atlantic BDC, Inc.	717,987	8,113,253

	Shares	Value
Health Care Equipment & Services - 0.2%
Prosomnus Restructured Equity(b)(e)	1,584,196	$1,584,196
TOTAL COMMON STOCKS (Cost $15,257,091)		12,197,449
PREFERRED STOCKS - 1.0%
Commercial & Professional Services - 0.6%
Atento SA, 12.00%, 02/23/2028(b)	5,587,837	5,587,837
Materials - 0.4%
Ramaco Resources, Inc., 8.38%, 11/30/2029	146,575	3,637,552
TOTAL PREFERRED STOCKS (Cost $9,242,218)		9,225,389
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Southern Realty Trust, Inc.(e)	50,000	1,000,000
Financial Services - 0.2%
Chicago Atlantic Real Estate Finance, Inc.	145,946	2,145,406
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $3,298,649)		3,145,406

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.2%(e)
Put Options - 0.2%
Lien_Put, Expiration: 10/01/2025; Exercise Price: $13.23(f)(g)	$8,113,253	717,987	1,385,715
TOTAL PURCHASED OPTIONS (Cost $1,791,378)			1,385,715

Par
SHORT-TERM INVESTMENTS - 5.7%
Commercial Paper - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
MID-AMER APTS LP CP, 4.48%, 04/03/2025(h)	$20,000,000	19,995,033

The accompanying notes are an integral part of these financial statements.

6

Intrepid Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - (Continued)
Money Market Funds - 3.6%
Invesco Treasury Portfolio - Class Institutional, 4.25%(i)	33,308,673	$33,308,674
TOTAL SHORT-TERM INVESTMENTS (Cost $53,303,707)		53,303,707
TOTAL INVESTMENTS - 101.3% (Cost $950,249,304)		$949,413,824
Liabilities in Excess of Other Assets - (1.3)%		(12,173,234)
TOTAL NET ASSETS - 100.0%		$937,240,590

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
EUR - Euro
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the value of these securities total $596,423,835 or 63.6% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $24,705,647 or 2.6% of net assets as of March 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	The rate shown is the annualized effective yield as of March 31, 2025.
(i)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

7

INTREPID INCOME FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	04/10/2025	USD	7,708,052	EUR	7,033,857	$98,324
State Street Bank & Trust Co.	07/01/2025	USD	7,779,776	EUR	7,115,209	45,649
Net Unrealized Appreciation (Depreciation)						$143,973

EUR - Euro
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

8

Intrepid Funds
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

	Intrepid Capital Fund	Intrepid Income Fund
ASSETS:
Investments, at value(1)	$84,140,296	$949,413,824
Income receivable	710,969	16,698,069
Receivable for fund shares sold	10,805	1,265,555
Receivable for investments sold	3,067	—
Appreciation on forward currency contracts	—	143,973
Other assets	55,093	70,831
Total assets	84,920,230	967,592,252
LIABILITIES:
Payable for fund shares redeemed	285,555	5,391,048
Payable for investment securities purchased	14,678	23,309,719
Payable for foreign currencies purchased	—	23,914
Payable to Investment Adviser	46,375	591,811
Payable to Trustees	1,117	23,889
Payable to Custodian	9,852	18,775
Distribution payable	25,279	674,296
Accrued distribution fees	33,722	—
Other expenses payable	97,503	318,210
Total liabilities	514,081	30,351,662
TOTAL NET ASSETS	$84,406,149	$937,240,590
Net assets consist of:
Capital stock	84,440,151	961,136,641
Total distributable earnings	(34,002)	(23,896,051)
Total net assets	$ 84,406,149	$937,240,590
Investor Class
Net assets	$31,080,817	$—
Shares outstanding	2,504,011	—
Institutional Class
Net assets	53,325,332	937,240,590
Shares outstanding	4,272,589	104,758,074
Total shares outstanding (unlimited shares of no par value authorized)	6,776,600	104,758,074
Investor Class Net asset value, offering and redemption price per share(3)	12.41	—
Institutional Class Net asset value, offering and redemption price per share(3)	12.48	8.90
(1)Cost of Investments	$68,558,364	$950,249,304
(2)If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within 30 days of purchase.

See notes to financial statements.

9

Intrepid Funds
Statements of Operations
For the Period Ended March 31, 2025 (Unaudited)

	Intrepid Capital Fund	Intrepid Income Fund
INVESTMENT INCOME:
Dividend income	$404,508	$1,659,168
Interest income	1,263,264	37,761,636
Total investment income	1,667,772	39,420,804
Advisory fees (See Note 3)	372,360	3,162,137
Shareholder servicing fees and expenses	43,153	116,904
Administration fees	40,607	323,094
Fund accounting fees	35,147	123,637
Distribution (12b-1) fees - Investor Class Only (See Note 4)	33,047	—
Legal fees	23,147	23,931
Federal and state registration	18,575	30,682
Custody fees	8,267	27,319
Audit fees	5,885	70,267
Reports to shareholders	5,024	16,622
Miscellaneous	3,590	11,854
Trustees fees and expenses	3,027	42,909
Insurance	1,323	7,364
Total expenses before Adviser waiver	593,152	3,956,720
Expenses waived/recouped by Adviser (See Note 3)	(131,890)	54,091
Total net expenses	461,262	4,010,811
Net investment income	1,206,510	35,409,993
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency translation	4,937,863	2,820,473
Forward currency contracts	—	143,973
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translation	3,189,692	(15,621,164)
Forward currency contracts	—	62,430
Net realized and unrealized gain (loss)	8,127,555	(12,594,288)
Net increase in net assets resulting from operations	9,334,065	22,815,705

See notes to financial statements.

10

Intrepid Capital Fund
Statements of Changes in Net Assets

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income	$1,206,510	$1,518,130
Net realized gain (loss) on investments and foreign currency translation	4,937,863	(510,125)
Net change in unrealized appreciation	3,189,692	6,590,931
Net increase in assets resulting from operations	9,334,065	7,598,936
DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions to shareholders - Investor Class	(413,676)	(384,456)
Net dividends and distributions to shareholders - Institutional Class	(744,554)	(1,157,138)
Total dividends and distributions	(1,158,230)	(1,541,594)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Investor Class	728,717	958,202
Proceeds from shares sold - Institutional Class	34,341,050	3,567,577
Proceeds from shares issued to holders in reinvestment of dividends - Investor Class	392,920	358,923
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	739,987	1,149,112
Cost of shares redeemed - Investor Class(1)	(4,518,809)	(2,165,469)
Cost of shares redeemed - Institutional Class(2)	(2,869,544)	(5,475,806)
Net increase (decrease) in net assets from capital share transactions	28,814,321	(1,607,461)
TOTAL increase IN NET ASSETS	36,990,156	4,449,881
NET ASSETS:
Beginning of period	47,415,993	42,966,112
End of period	$ 84,406,149	$47,415,993

(1)	Net of redemption fees of $111 and $0, respectively.
(2)	Net of redemption fees of $168 and $0, respectively.
See notes to financial statements.

11

Intrepid Income Fund
Statements of Changes in Net Assets

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income	$35,409,993	$43,536,303
Net realized gain(loss) on investments and foreign currency translation	2,964,446	(7,681,542)
Net change in unrealized appreciation (depreciation)	(15,558,734)	29,121,419
Net increase in assets resulting from operations	22,815,705	64,976,180
DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions to shareholders	(35,273,169)	(43,350,920)
Total dividends and distributions	(35,273,169)	(43,350,920)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	293,518,283	456,715,962
Proceeds from shares issued to holders in reinvestment of dividends	31,658,106	39,465,086
Cost of shares redeemed(1)	(131,776,641)	(120,596,769)
Net increase in net assets from capital share transactions	193,399,748	375,584,279
TOTAL INCREASE IN NET ASSETS	180,942,284	397,209,539
NET ASSETS:
Beginning of period	756,298,306	359,088,767
End of period	$937,240,590	$756,298,306

(1)	Net of redemption fees of $20,772 and $10,534, respectively.
See notes to financial statements.

12

Intrepid Capital Fund - Investor Class
Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
NET ASSET VALUE:
Beginning of period	$12.21	$10.66	$9.88	$11.69	$9.58	$10.28
OPERATIONS:
Net investment income(1)	0.20	0.37	0.46	0.25	0.16	0.11
Net realized and unrealized gain (loss) on investment securities	0.17	1.56	0.78	(1.80)	2.16	(0.31)
Total from operations(2)	0.37	1.93	1.24	(1.55)	2.32	(0.20)
LESS DISTRIBUTIONS:
From net investment income	(0.17)	(0.38)	(0.46)	(0.24)	(0.16)	(0.50)
From return of capital	—	—	—	(0.02)	(0.05)	—
Total distributions	(0.17)	(0.38)	(0.46)	(0.26)	(0.21)	(0.50)
NET ASSET VALUE:
End of period	$12.41	$12.21	$10.66	$9.88	$11.69	$9.58
Total return	3.01%(3)	18.26%	12.67%	−13.39%	24.30%	−1.88%
Net assets at end of period (000s omitted)	$31,081	$12,515	$11,733	$14,244	$19,764	$20,038
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/ recoupment	1.74%(4)	1.93%	1.98%	1.92%	1.82%	1.69%
After expense reimbursement/ recoupment	1.40%(4)	1.36%	1.28%	1.40%	1.40%	1.40%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement/ recoupment	2.77%(4)	2.64%	3.62%	1.65%	1.05%	0.91%
After expense reimbursement/ recoupment	3.11%(4)	3.21%	4.32%	2.17%	1.46%	1.20%
Portfolio turnover rate	33%(3)	33%	57%	36%	17%	60%

(1)	Net investment income per share is calculated using the average shares outstanding method.
(2)	Total investment operations per share includes redemption fees of less than $0.01 per share.
(3)	Not Annualized.
(4)	Annualized.
See notes to financial statements.

13

Intrepid Capital Fund - Institutional Class
Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
NET ASSET VALUE:
Beginning of period	$12.27	$10.71	$9.92	$11.72	$9.59	$10.29
OPERATIONS:
Net investment income(1)	0.21	0.40	0.48	0.27	0.19	0.14
Net realized and unrealized gain (loss) on investment securities	0.23	1.57	0.79	(1.80)	2.17	(0.32)
Total from operations(2)	0.44	1.97	1.27	(1.53)	2.36	(0.18)
LESS DISTRIBUTIONS:
From net investment income	(0.23)	(0.41)	(0.48)	(0.24)	(0.16)	(0.52)
From return of capital	—	—	—	(0.03)	(0.07)	—
Total distributions	(0.23)	(0.41)	(0.48)	(0.27)	(0.23)	(0.52)
NET ASSET VALUE:
End of period	$12.48	$12.27	$10.71	$9.92	$11.72	$9.59
Total return	3.14%(3)	18.52%	12.85%	−13.23%	24.72%	−1.67%
Net assets at end of period (000s omitted)	$53,325	$34,901	$31,234	$29,083	$35,318	$44,189
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/ recoupment	1.51%(4)	1.72%	1.84%	1.67%	1.57%	1.44%
After expense reimbursement/ recoupment	1.15%(4)	1.15%	1.13%	1.15%	1.15%	1.15%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement/ recoupment	2.95%(4)	2.84%	3.79%	1.91%	1.29%	1.17%
After expense reimbursement/ recoupment	3.31%(4)	3.41%	4.50%	2.43%	1.71%	1.46%
Portfolio turnover rate	33%(3)	33%	57%	36%	17%	60%

(1)	Net investment income per share is calculated using the average shares outstanding method.
(2)	Total investment operations per share includes redemption fees of less than $0.01 per share.
(3)	Not Annualized.
(4)	Annualized.
See notes to financial statements.

14

Intrepid Income Fund - Institutional Class
Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
NET ASSET VALUE:
Beginning of period	$9.07	$8.68	$8.80	$9.78	$8.93	$9.17
OPERATIONS:
Net investment income(1)	0.38	0.75	0.83	0.64	0.61	0.47
Net realized and unrealized gain (loss) on investment securities	(0.18)	0.37	(0.14)	(0.97)	0.84	(0.27)
Total from operations(2)	0.20	1.12	0.68	(0.33)	1.45	0.20
LESS DISTRIBUTIONS:
From net investment income	(0.37)	(0.73)	(0.81)	(0.65)	(0.60)	(0.44)
Total distributions	(0.37)	(0.73)	(0.81)	(0.65)	(0.60)	(0.44)
NET ASSET VALUE:
End of period	$8.90	$9.07	$8.68	$8.80	$9.78	$8.93
Total return	2.91%(3)	13.47%	8.06%	−3.59%	16.62%	2.27%
Net assets at end of period (000s omitted)	$937,241	$756,298	$359,089	$276,954	$265,212	$95,196
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/ recoupment	0.95%(4)	1.00%	1.03%	0.98%	1.04%	1.17%
After expense reimbursement/ recoupment	0.95%(4)	0.97%	0.90%	0.91%	0.91%	0.91%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement/ recoupment	8.41%(4)	8.40%	9.18%	6.68%	6.25%	4.99%
After expense reimbursement/ recoupment	8.40%(4)	8.42%	9.31%	6.75%	6.38%	5.25%
Portfolio turnover rate	53%(3)	99%	112%	146%	94%	144%

(1)	Net investment income per share is calculated using the average shares outstanding method.
(2)	Total investment operations per share includes redemption fees of less than $0.01 per share.
(3)	Not Annualized.
(4)	Annualized.
See notes to financial statements.

15

Intrepid Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)
1. ORGANIZATION
Intrepid Capital Management Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on August 27, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At March 31, 2025, the Trust consisted of two series (the “Funds”): Intrepid Capital Fund, and Intrepid Income Fund. The Intrepid Capital Fund’s Investor Class commenced operations on January 3, 2005, the Intrepid Capital Fund’s Institutional Class commenced operations on April 30, 2010, the Intrepid Income Fund’s Investor Class commenced operations on July 2, 2009 and ceased operations on January 31, 2014. Effective as of the close of business on January 31, 2014 all Investor Class shares of the Intrepid Income Fund were converted into Institutional Class shares. The Intrepid Income Fund’s Institutional Class commenced operations on August 16, 2010.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.
Valuation of Securities – Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by Intrepid Capital Management, Inc. (the “Adviser”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below. With regard to Level 2 prices, other significant observable inputs include quoted prices from similar securities, interest rates, prepayment speeds, credit risk, and, as applicable, the application of the fair value methodologies established by the Adviser, as discussed below. With regard to Level 3 prices, significant unobservable inputs include the application of the fair value methodologies established by the Adviser.
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The Board of Trustees has appointed the Adviser as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act, to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the valuation designee, the Adviser has established methodologies for its fair valuation of the Funds’ portfolio investments. Specifically, securities or other assets for which there are no readily available market quotations are valued at their fair value as determined by the Adviser, as the valuation designee. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. In determining fair value, the Adviser considers all relevant qualitative and quantitative information available including news regarding significant market or security specific events. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and may include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Adviser utilizes a service provided by an independent third party to assist in fair valuation of certain securities.
Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds, real estate investments trusts and certain preferred securities, which are traded on an exchange (other than

16

Intrepid Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. If there are no sales on a given day for securities traded on an exchange, the latest mean quotation will be used. If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the latest mean quotations from Nasdaq will be used. When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When using the latest mean quotation, the security will be classified as Level 2.
Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.
Debt securities, such as corporate bonds, convertible bonds, senior loans, and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer. These securities will generally be classified as Level 2 securities. Warrants for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Board. These securities will generally be classified as Level 2 securities. If the warrant is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.
Forward currency contracts derive their value from the underlying currency prices. These are valued by a pricing service using pricing models. The models use inputs that are observed from active markets, such as exchange rates. These contracts are classified as Level 2.
The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.
As of March 31, 2025, the Funds’ assets and liabilities carried at fair value were classified as follows:
Intrepid Capital Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$55,127,885	$—	$—	$55,127,885
Total Corporate Bonds*	—	12,541,742	1,234,910	13,776,652
Total Bank Loans*	—	3,994,267	—	3,994,267
Total Exchange Traded Funds*	3,082,370	—	—	3,082,370
Total Real Estate Investment Trusts*	1,793,215	—	—	1,793,215
Total Convertible Bonds*	—	995,525	—	995,525
Total Preferred Stocks*	—	—	815,537	815,537
Total Purchased Options*	—	73,722	—	73,722
Total Warrants*	—	5,496	—	5,496
Money Market Fund*	4,475,627	—	—	4,475,627
Total Assets	$64,479,097	$17,610,752	$2,050,447	$84,140,296

*	For further information regarding security characteristics, please see the Schedule of Investments.

17

Intrepid Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
Intrepid Income Fund

	Level 1	Level 2	Level 3	Total
Assets
Total Corporate Bonds*	$5,096,000	$705,744,970	$14,564,583	$725,405,553
Total Bank Loans*	—	94,726,173	2,969,031	97,695,204
Total Convertible Bonds*	—	47,055,401	—	47,055,401
Total Common Stocks*	8,113,253	2,500,000	1,584,196	12,197,449
Total Preferred Stocks*	—	3,637,552	5,587,837	9,225,389
Total Real Estate Investment Trusts*	2,145,406	1,000,000	—	3,145,406
Total Purchased Options*	—	1,385,715	—	1,385,715
Total Commercial paper*	—	19,995,033	—	19,995,033
Money Market Fund*	33,308,674	—	—	33,308,674
Unrealized Appreciation on Forward Currency Contracts	—	143,973	—	143,973
Total Assets	$48,663,333	$876,188,817	$24,705,647	$949,557,797

*	For further information regarding security characteristics, please see the Schedule of Investments.
Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period.
Intrepid Capital Fund

	Common Stock	Preferred Stock	Corporate Bonds
Beginning Balance - October 1, 2024	$434,512	$815,537	$1,206,766
Purchases	—	—	61,991
Sales	—	—	—
Realized gains	—	—	—
Realized losses	—	—	—
Change in unrealized appreciation	(434,512)	—	(33,847)
Net Transfers Into Level 3	—	—	—
Net Transfers Out of Level 3	—	—	—
Ending Balance - March 31, 2025	$—	$815,537	$1,234,910

Intrepid Income Fund

	Common Stock	Preferred Stock	Corporate Bonds	Bank Loan
Beginning Balance - October 1, 2024	$2,976,357	$5,587,837	$10,662,263	$2,940,000
Purchases	—	—	673,124	10,642
Sales	—	—	—	—
Realized gains	—	—	—	—
Realized losses	—	—	—	—
Change in unrealized appreciation	(2,976,357)	—	27,140	(213)
Net Transfers Into Level 3	1,584,196	—	3,202,056	2,969,031
Net Transfers Out of Level 3	—	—	—	(2,950,429)
Ending Balance - March 31, 2025	$1,584,196	$5,587,837	$14,564,583	$2,969,031

As of March 31, 2025, the change in unrealized appreciation on the positions still held in the Intrepid Capital Fund was $(468,359), and was $(2,962,922) for the Intrepid Income Fund.

18

Intrepid Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3.

Fund	Type of Security	Industry	Fair Value at 3/31/2025	Valuation Techniques	Unobservable Inputs	Range
Intrepid Capital Fund	Common Stock	Commercial & Professional Services	$—	Market Approach	EBITDA Multiple	4X
					Discount Appiled to Restructuring	15%
					Discount Appiled to Illiquidity	35%
Intrepid Capital Fund	Preferred Stock	Commercial & Professional Services	$815,537	Market Approach	EBITDA Multiple	4X
					Discount Appiled to Restructuring	15%
					Discount Appiled to Illiquidity	35%
Intrepid Capital Fund	Corporate Bonds	Commercial & Professional Services	$1,234,910	Market Approach	EBITDA Multiple	4X
					Discount Appiled to Restructuring	15%
					Discount Appiled to Illiquidity	35%
Intrepid Income Fund	Common Stock	Commercial & Professional Services	$—	Market Approach	EBITDA Multiple	4X
					Discount Appiled to Restructuring	15%
					Discount Appiled to Illiquidity	35%
Intrepid Income Fund	Common Stock	Health Care Equipment & Services	$1,584,196	Recent Transaction Price
Intrepid Income Fund	Preferred Stock	Commercial & Professional Services	$5,587,837	Market Approach	EBITDA Multiple	4X

19

Intrepid Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)

Fund	Type of Security	Industry	Fair Value at 3/31/2025	Valuation Techniques	Unobservable Inputs	Range
					Discount Appiled to Restructuring	15%
					Discount Appiled to Illiquidity	35%
Intrepid Income Fund	Corporate Bonds	Commercial & Professional Services	$11,362,527	Market Approach	EBITDA Multiple	4X
					Discount Appiled to Restructuring	15%
					Discount Appiled to Illiquidity	35%
Intrepid Income Fund	Corporate Bonds	Health Care Equipment & Services	$3,202,056	Recent Transaction Price
Intrepid Income Fund	Bank Loan	Financial Services	$2,969,031	Recent Transaction Price

The significant unobservable inputs used in the fair value measurement of the common stock and/or corporate bonds in the Intrepid Capital Fund and Intrepid Income Fund were an EBITDA multiple, discounts applied due to restructuring, and discounts applied due to illiquidity of the underlying investments. Significant increases (decreases) in the EBITDA multiple in isolation would have resulted in a higher (lower) fair value measurement and significant increases (decreases) in the discount applied due to restructuring input in isolation would have resulted in a lower (higher) fair value measurement.
Derivative Instruments and Hedging Activities – The Funds’ adviser may use derivative instruments, such as forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. During the period ended March 31, 2025, the Intrepid Income Fund held derivative instruments.
Forward Currency Contracts – The Intrepid Income Fund used forward currency contracts during the period for the purpose of hedging exposures to non-U.S. dollar denominated assets. In general the use of these contracts may reduce the overall risk level in a fund, but may also lower fund performance. The use of these contracts does not create leverage in the Fund, but does expose the Fund to counterparty credit risk. When the contract is settled, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it settled.
Effect of Forward Currency Contracts on the Statement of Operations for the Period Ended March 31, 2025.

	Change in Unrealized Appreciation on Forward Currency Contracts	Realized Gain on Forward Currency Contracts
Intrepid Income Fund	$62,430	$305,287

20

Intrepid Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
The average monthly notional amounts of forward currency contracts during the period ended March 31, 2025 were as follows:

Intrepid Income Fund
Long Positions
Forward currency contracts	$—
Short Positions
Forward currency contracts	$4,491,628

Long position forward currency contracts are received and settled in foreign currency. Short position forward currency contracts are received and settled in U.S. dollar.
At March 31, 2025, Intrepid Capital Management Funds Trust is invested in derivative contracts in the Income Fund, which is reflected in the Statements of Assets and Liabilities, as follows:

Fund	Risk	Derivative Type	Derivative Assets		Derivative Liability
			Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Intrepid Income Fund	Currency	Forward foreign currency exchange	Unrealized appreciation on foreign forward currency contracts	$143,973	Unrealized depreciation on foreign forward currency contracts	$ —
				$143,973		$—

Offsetting on the Statement of Assets and Liabilities – For financial reporting purposes, the Fund offsets financial assets and financial liabilities that are subject to master netting arrangements or similar agreements within appreciation on forward currency contracts and depreciation on forward currency contracts on the Statements of Assets and Liabilities.
Derivative Risk – The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Funds’ adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Indemnification – In the normal course of business the Funds enter into contracts that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.
Foreign Currency Transactions – The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are reflected in net realized and unrealized gain or loss on investments and foreign currency translation.

21

Intrepid Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
The value of a Fund’s foreign investments may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce the Fund’s income without providing a tax credit for the Fund’s shareholders.
Securities Transactions and Investment Income – The Funds record security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Net realized gains or losses are determined using the identified cost method.
Distribution to Shareholder Policy – Dividends from net investment income, if any, are declared and paid at least monthly or quarterly, for Intrepid Income Fund and Intrepid Capital Fund, respectively. Distributions of net realized capital gains, if any, are declared and paid at least annually.
Federal Income Taxes – The Funds comply with, and intend to continue to comply with, the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from Federal income taxes.
Allocation of Income, Expenses, and Gains/Losses – Income, expenses (other than those deemed to be attributable to a specific share class), and gains and losses of each Fund are allocated to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of that Fund. Expenses deemed directly attributable to a specific class of shares are charged against the operations of such class. Most Fund expenses are allocated by class based on relative net assets.
Subsequent Events Evaluation – In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events after the Statements of Assets and Liabilities date of March 31, 2025, through the date the financial statements were issued.
Israel-Hamas Conflict Risk – The U.S.-designated terrorist group Hamas attacked Israel on October 7, 2023, resulting in an ensuing war in the region. Current hostilities and the potential for future hostilities may diminish the value, or cause significant volatility in the share price, of companies based in or having significant operations in Israel. The Israeli securities market may be closed for extended periods of time or trading on the Israeli securities market may be suspended altogether. How long the armed conflict and related events will last cannot be predicted.
3. INVESTMENT ADVISER
The Trust has entered into investment advisory agreements (collectively, “Agreement”) with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services on the Intrepid Capital Fund at the annual rate of 1.00% on the first $500 million of average daily net assets and 0.80% on the Intrepid Capital Fund’s average daily net assets in excess of $500 million, and on the Intrepid Income Fund at the annual rate of 0.75% of that Fund’s average daily net assets.
For the Intrepid Capital Fund, the Adviser agreed to waive its management fee and/or reimburse other expenses in both the Investor Share Class and Institutional Share Class, including organization expenses, to the extent necessary to ensure that operating expenses did not exceed 1.15%. The Investor Share Class may have a Net Expense ratio higher than these expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation. For the Intrepid Income Fund, the Adviser agreed to waive its management fee and/or reimburse other expenses of the Fund, including organization expenses, to the extent necessary to ensure that the Fund’s operating expenses did not exceed 1.00% (0.90% prior to February 1, 2024) of average daily net assets. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation. Any such waivers or reimbursements for

22

Intrepid Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
the Funds are subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses on a monthly basis during the fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the month such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as set forth below:

	Year of Expiration
	2026	2027	2028
Intrepid Capital Fund	$310,874	$258,195	$131,890
Intrepid Income Fund	429,910	150,024	309

4. DISTRIBUTION PLAN
The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Funds may reimburse the Funds’ distributor or others at an annual rate of up to 0.25% of the average daily net assets of the Investor Class of the Capital Fund and the Small Cap Fund.
Quasar Distributors, LLC serves as distributor to the Funds.
5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities (excluding short-term securities) by the Funds for the period ended March 31, 2025 were as follows:

	Non-U.S. Government		U.S. Government
	Purchases	Sales	Purchases	Sales
Intrepid Capital Fund	$23,359,661	$24,865,528	$ —	$ —
Intrepid Income Fund	653,421,980	482,944,103	—	—

6. CAPITAL SHARE TRANSACTIONS
Intrepid Capital Fund – Investor Class

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Shares sold	1,805,197	83,244
Shares issued to holders in reivestment of dividends	31,660	30,261
Shares redeemed	(357,879)	(188,637)
Net decrease in shares	1,478,978	(75,132)
Shares outstanding:
Beginning of year	1,025,033	1,100,165
End of year	2,504,011	1,025,033

Intrepid Capital Fund – Institutional Class

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Shares sold	1,592,642	312,312
Shares issued to holders in reivestment of dividends	59,292	96,383
Shares redeemed	(223,966)	(479,206)
Net decrease in shares	1,427,968	(70,511)
Shares outstanding:
Beginning of year	2,844,621	2,915,132
End of year	4,272,589	2,844,621

23

Intrepid Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
Intrepid Income Fund

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Shares sold	32,376,018	51,203,233
Shares issued to holders in reivestment of dividends	3,506,973	4,441,250
Shares redeemed	(14,555,262)	(13,586,797)
Net decrease in shares	21,327,729	42,057,686
Shares outstanding:
Beginning of year	83,430,345	41,372,658
End of year	104,758,074	83,430,345

7. FEDERAL INCOME TAX INFORMATION
The tax components of distributions paid during the fiscal years ended September 30, 2024 and 2023 are as follows:

	September 30, 2024			September 30, 2023
	Ordinary Income	Return of Capital	Long-Term Capital Gains	Ordinary Income	Return of Capital	Long-Term Capital Gains
Intrepid Capital Fund	$1,541,594	$ —	$ —	$1,903,404	$ —	$ —
Intrepid Small Cap Fund	420,445	—	—	—	—	—
Intrepid Income Fund	43,350,920	—	—	29,246,444	—	—

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, the following table shows the reclassifications made:

	Undistributed Net Investment Income (Losses)	Accumulated Net Realized Gains (Losses)	Paid-in Capital
Intrepid Capital Fund	$(208)	$208	$ —
Intrepid Small Cap Fund	(282)	1,282	(1,000)
Intrepid Income Fund	(553,082)	553,082	—

These reclassifications primarily relate to adjustments with differing book and tax methods of accounting for the usage of investment losses and currency adjustments.
As of September 30, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Intrepid Capital Fund	Intrepid Income Fund
Cost of investments	$34,548,104	$727,096,721
Unrealized appreciation	13,049,347	19,596,257
Unrealized depreciation	(903,144)	(6,111,044)
Net unrealized appreciation	12,146,203	13,485,213
Undistributed ordinary income	2,003	—
Undistributed long-term capital gain	—	—
Distributable income	2,003	—
Other accumulated loss	(20,358,043)	(24,923,800)
Total accumulated gain (loss)	$(8,209,837)	$(11,438,587)

24

Intrepid Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.
At September 30, 2024, the Intrepid Capital Fund has short-term tax basis capital losses of $15,877,930 and long-term tax basis capital losses of $4,478,819 which may be carried forward to offset future capital gains. To the extent that the Intrepid Capital Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire.
At September 30, 2024, the Intrepid Small Cap Fund has short-term unlimited tax basis capital losses of $58,859, and short-term limited tax basis capital losses of $45,766 which may be carried forward to offset future capital gains. To the extent that the Intrepid Small Cap Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire.
During the 2024 fiscal year, Intrepid Small Cap Fund utilized $2,931,464 of short-term capital loss carryover.
At September 30, 2024, the Intrepid Income Fund had short-term tax basis capital losses of $10,858,701 and long-term tax basis capital losses of $13,900,014 which may be carried forward to offset future capital gains. To the extent that the Intrepid Income Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire.
During the 2024 fiscal year, Intrepid Income Fund utilized $2,009,617 of short-term capital loss carryover.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end September 30, 2024, or for any other tax years which are open for exam. As of September 30, 2024, the Intrepid Capital Fund, the Intrepid Small Cap Fund and the Intrepid Income Fund’s open tax years include the tax years ended September 30, 2022 through 2024. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties, nor were any accrued as of September 30, 2024.
8. LINE OF CREDIT
The Intrepid Capital Management Funds Trust has a $50,000,000 uncommitted, senior secured 364-day umbrella line of credit, for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The average interest rate as of March 31, 2025 was 7.25%. During the period ended March 31, 2025, The intrepid Capital Fund and the Intrepid Income Fund did not borrow from the line of credit. There were no loans outstanding as of the year ended March 31, 2025.
9. Liquidity Risk Management Program
Consistent with Rule 22e-4 under the Investment Company Act of 1940, theFund has established a liquidity risk management program to manage “liquidity risk” (the “LRMP”). “Liquidity Risk” is defined as the risk that the Fund could not meetrequests to redeem shares issued by a Fund without significant dilution of remaininginvestors’ interest in the Fund. The LRMP is overseen by the Program Administrator,a committee comprised of representatives of the Fund’s investment adviser and officers of the Fund. The Fund’s Board of Directors has approved the designation of the Program Administrator to oversee the LRMP.
On May 6, 2025, the Trustees reviewed and considered a written report prepared by the Program Administrator that addressed the operation of the LRMP and assessed the LRMP’s adequacy and effectiveness of implementation for the most recent annual period (the “Review Period”). During the period covered by the report, it was determined that: (1) the LRMP continues to be reasonably designed to effectively assess and manage the Funds’ Liquidity Risk; and (2) the LRMP has been adequately and effectively implemented with respect to the Fund during the reporting period. Following the Trustees’ review and discussion, they determined that they believe the disclosures in the report, taken as a whole, provide the information necessary for the Trustees to effectively asses the LRMP and its implementation during the Review Period, and that they are comfortable with the report’s conclusion that the LRMP is reasonably designed to assess and manage the Funds’ liquidity risk and complies with the requirements of Rule 22e-4, and that the LRMP has operated as intended during the Review Period.

25

INTREPID FUNDS
ADDITIONAL INFORMATION
March 31, 2025 (Unaudited)
Investment Advisory Agreement Disclosure
On November 12, 2024, the Board of Trustees of Intrepid Capital Management Funds Trust (the “Trustees”) approved the continuation of the investment advisory agreements for the Intrepid Capital Fund, the Intrepid Endurance Fund and the Intrepid Income Fund (each a “Fund” and, collectively, the “Funds”) with the investment adviser to the Funds, Intrepid Capital Management, Inc. (the “Adviser”). As part of the process of approving the continuation of the advisory agreements, the Trustees reviewed the fiduciary duties of the Trustees with respect to approving the advisory agreements and the relevant factors for the Trustees to consider, and the members of the Board of Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Trustees”) met in executive session to discuss the renewal of the advisory agreements.
In advance of the meetings, the Adviser sent detailed information to the Trustees to assist them in their evaluation of the investment advisory agreements. This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Trustees’ consideration of the advisory agreements; detailed comparative information relating to the Funds’ management fees and other expenses of the Funds; information regarding fees paid and other payments; information on the Adviser’s profitability; information about brokerage commissions; detailed comparative information relating to the Funds’ performance; information about sales and redemptions of the Funds; information about the Funds’ compliance program; and other information the Trustees believed was useful in evaluating the approval of advisory agreements.
All of the factors discussed by the Trustees were considered as a whole, and were considered separately by the Independent Trustees, meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or decisive factor in the Trustees’ determination of whether to approve the continuation of the investment advisory agreements. The Trustees recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the Independent Trustees and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years. Prior to approving the continuation of the investment advisory agreements, the Trustees and the Independent Trustees in executive session considered, among other items:
•	The nature and quality of the investment advisory services provided by the Adviser.
•	A comparison of the fees and expenses of the Funds to other similar funds.
•	A comparison of the fee structures of other accounts managed by the Adviser.
•	Whether economies of scale are recognized by the Funds.
•	The costs and profitability of the Funds to the Adviser.
•	The performance of the Funds.
•	The other benefits to the Adviser from serving as investment adviser to the Funds (in addition to the advisory fee).
The material considerations and determinations of the Board of Trustees, including all of the Independent Trustees, are as follows:
Nature and Quality of Investment Advisory Services
The Trustees noted that the Adviser supervises the investment portfolios of the Funds, directing the day-to-day management of the Funds’ portfolios, including the purchase and sale of investment securities, and they concluded that the Adviser expends substantial resources to provide this supervision. The Trustees then discussed with management the nature of the investment process employed by the portfolio managers of the Funds, which is highly research intensive, and requires that the Adviser expend substantial resources to determine the portfolio of the Funds.

26

INTREPID FUNDS
ADDITIONAL INFORMATION
March 31, 2025 (Unaudited)(Continued)
Management noted that in employing its strategy, the Adviser conducts extensive research on target companies, including telephonic and onsite interviews with management, competitors, analysts and others. The Trustees then discussed staffing at the Adviser, and concluded that the Adviser has sufficient staffing to conduct the research needed to meet the investment objectives of the Funds.
The Trustees also considered the background and experience of the Adviser’s senior management and expertise of, and the level of attention given to the Funds by, investment personnel of the Adviser, and determined that the personnel servicing the Funds are well qualified. In addition, the Trustees deliberated on the quality of the material service providers to the Funds, who provide administrative and distribution services on behalf of the Funds and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser, noting that they believe the service providers are respected in the industry and provide valuable services to the Funds.
Based on the Trustees’ review, the Trustees believe that the Adviser provides high quality services to the Funds, and they noted that their overall confidence in the Adviser is high. The Trustees also determined that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that each Fund’s operations are conducted in compliance with applicable laws, rules and regulations.
Comparative Fees and Expenses
The Trustees then discussed with management the variables, in addition to the management fees, such as administrative and transaction fees that impact costs to the shareholders of the Funds, noting that as discussed, managing the Funds is resource intensive. Management reviewed with the Trustees the comparison of the Funds’ expense ratios to other similar funds. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used by the Adviser to determine the mutual funds that make up the peer universes for purposes of their review.
While the Funds had higher than average fees and expenses, the Trustees believe this was due to the resource intensive nature of the Funds and the lower average net assets under management of the Funds when compared to the peer groups. The Trustees concluded that the expense ratios of the Funds are within a reasonable range of comparable mutual funds, and that the Funds’ fees are reasonable.
Comparison of Fee Structures of Other Accounts
The Trustees then inquired of management regarding the distinction between the services performed by the Adviser for separate accounts or private investment companies and those performed by the Adviser for the Funds. The Adviser noted that the management of the Funds involves more comprehensive and substantive duties than the management of separate accounts or private investment companies. Specifically, the Adviser noted the following:
•	The Adviser provides tailored investment advisory services to the Funds in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders.
•
With regard to the Funds, the Adviser attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn service thousands of large and small accounts.

•	The Adviser maintains a robust shareholder communication effort for the Funds to reach shareholders through direct contact, through intermediaries, or via the financial press.
•	The Adviser coordinates with the Funds’ Chief Compliance Officer and other service providers to insure compliance with regulatory regimens imposed by Federal law and the Internal Revenue Code.
•	Separate accounts or private investment companies do not require the same level of services and oversight, nor do they present the same compliance risk.
The Trustees concluded that the services performed by the Adviser for the Funds require a higher level of service and oversight than the services performed by the Adviser for separate accounts or private investment companies, and that the services performed by the Adviser for the Funds require a higher level of compliance resources from the

27

INTREPID FUNDS
ADDITIONAL INFORMATION
March 31, 2025 (Unaudited)(Continued)
Adviser. Based on this determination, the Trustees believe that the differential in advisory fees between the Funds and the separate accounts and private investment companies is reasonable, and concluded that the fee rates charged to the Funds in comparison to those charged to the Adviser’s other clients are reasonable.
In addition to the above, the Trustees discussed with management the fact that increasingly investors in the Funds invest through brokerage platforms (intermediaries), with fewer investors going directly to the Funds’ transfer agent. The Trustees noted that in connection with the intermediaries, the Adviser absorbs all costs in excess of the fees paid by the Funds. As result, the cost of obtaining, retaining and servicing shareholders for the Funds is significantly higher than the costs for separately managed accounts.
Performance
The Trustees noted that at each quarterly meeting, the Trustees review reports comparing the investment performance of the Funds to various indices. Based on the information provided at this meeting and the information and quarterly discussions regarding the Funds’ investment performance, the Trustees believe that the Adviser manages the Funds in a manner that is materially consistent with their stated investment objective and style.
The Trustees reviewed the Adviser’s quality of investment management, management history and ability to successfully market the Funds. The Trustees noted that  while the Funds have underperformed, the investment strategies of the Funds are designed to provide lower risk, which means it is expected that the Funds will underperform on a comparative basis during periods of market outperformance, but that investors should be protected in case of a downturn in the market.
The Trustees concluded that the performance of the Funds, adjusting for risk, has been satisfactory on a relative basis and on an absolute basis. They continue to believe that the Adviser’s discipline should lead to more favorable results in the long-term, and concluded that renewal of the existing advisory agreement was in the best interest of the Funds’ shareholders.
Costs and Profitability
The Trustees considered the cost of services provided and the profits realized by the Adviser, by reviewing reports provided by the Funds’ administrator that compared the Funds’ investment advisory fees to those of other comparable mutual funds. Mr. Travis acknowledged that the Funds’ contractual investment advisory fee was higher than the industry average and attributed it to other peer funds realizing economies of scale to decrease advisory costs. The Trustees also considered the Funds’ overall expense ratios compared to peer group funds and the Adviser’s willingness to waive a portion of its advisory fees to keep the overall expenses of the Funds lower.
The Adviser provided the Independent Trustees with information regarding the Adviser’s financial performance. The Independent Trustees discussed the financial health of the Adviser and the ability of the Adviser to provide high quality services to the Funds. In connection with this discussion, the Trustees discussed the Adviser’s profitability, as presented, and the impact of the intermediary service fees on the profitability. The Trustees also considered the resources and revenues that the Adviser has put into managing and distributing the Funds, and concluded that the level of profitability realized by the Adviser from its provision of services to the Funds is reasonable, and that the overall expense ratios and investment advisory fees were fair and within a reasonable range of industry averages.
Economies of Scale
The Trustees then discussed with management whether economies of scale are recognized by the Funds. They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale. On the other hand, the Trustees noted that many of the Funds’ expenses are subject to diseconomies of scale. For example, the intermediary service fees generally increase as the Funds’ assets grow. Given the size of the Funds and the reimbursements being made by the Adviser, the Trustees determined that the proposed fee schedules were acceptable.

28

INTREPID FUNDS
ADDITIONAL INFORMATION
March 31, 2025 (Unaudited)(Continued)
Fall-Out Benefits
The Trustees then considered other benefits to the Adviser from serving as adviser to the Funds (in addition to the advisory fee). The Trustees noted that the Adviser derives ancillary benefits from its association with the Funds in the form of proprietary and third party research products and services received from broker dealers that execute portfolio trades for the Funds. The Trustees determined such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the investment decision-making process. The Trustees concluded that the other benefits realized by the Adviser from its relationship with the Funds were reasonable.
Conclusion
After reviewing the materials and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Trustees, the Trustees, including all of the Independent Trustees, approved the continuation of the investment advisory agreements.
The Trustees noted that all of the factors above were considered by them as a whole, and separately by the Independent Trustee meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or decisive factor in their determination of whether to approve the continuation of the investment advisory.

29

Intrepid Funds
OTHER INFORMATION
March 31, 2025 (Unaudited)
Disclosure Regarding Fund Trustees and Officers

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees(1)
Peter R. Osterman, Jr. c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 75	Trustee	Indefinite Term; Since November 2004
Retired, former Senior Vice President and Chief Financial Officer, HosePower U.S.A. (an industrial tool distributor) (October 2010- March 2016), Chief Financial Officer, JAX Refrigeration, Inc. (a commercial refrigeration construction company) (April 2016- June 2017), Chief Financial Officer, Standard Precast, Inc. (an industrial concrete casting company) (June 2017- October 2017)
				Three	None
Ed Vandergriff, CPA c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 74	Trustee	Indefinite Term; Since November 2004	President, Development Catalysts (a real estate finance and development company) (2000-present).	Three	None
John Louis Fouts c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 57	Trustee	Indefinite Term; Since February 2024	Owner and Portfolio Manager, Fouts family Investments (a sole proprietorship) (January 2022 to Present); Partner, Water Street Capital (Private Investment Firm) (January 2002 to December 2021).	Three	Trustee, Georgia Tech (July 2022 to Present) Trustee, Harvard Business School Alumni Advisory Board (September 2018 to June 2023)

30

Intrepid Funds
OTHER INFORMATION
March 31, 2025 (Unaudited)(Continued)

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officer
Timothy A. Page c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 41	Treasurer and Secretary	Indefinite Term; Since April 2023
Chief Financial Officer, Intrepid Capital Management, Inc. (April 2023-Present), Vice President & Controller, Genesis Health, (July 2022- March 2023), Vice President & Controller, RS&H, Inc. (December 2016-June 2022)
				N/A	N/A

(1)	“Independent” trustees are trustees who are not deemed to be “interested persons” (as defined in the 1940 Act) of the Trust.
The Statement of Additional information includes additional information about the Fund’s Trustees and is available free of charge upon request by calling the Fund toll free at 1.866.996.3863.
PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).
The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. Once filed, the information is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES
The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Once filed, the Funds’ Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1.866.996.3863.

31

Intrepid Funds
OTHER INFORMATION
March 31, 2025 (Unaudited)(Continued)
Disclosure Regarding Advisors to the Board

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Portfolios in Fund Complex Overseen by Advisor to the Board	Other Directorships Held by Advisor to the Board
Disinterested Advisors to the Board(1)
Robert Brian King c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 62	Advisor to the Board	Indefinite Term; Since February 2024	CPG Partner, Valor Equity Partners (Private Investment Firm) (June 2021 to Present); CEO, RBK Advisory Services (Business Advisory Services) (June 2018 to Present).	Three
Trustee, Boys & Girls Club of Northeast Florida (August 2018 to Present); Trustee, 88 Acres; (June 2018 to Present); Trustee, Good Karma Foods (October 2020 to Present); Trustee, Shameless Pets; (August 2021 to Present); Trustee, Episcopal School of Jacksonville (May 2016 to May 2023)

(1)
From time to time, the Board of Trustees may appoint advisors to the Board of Trustees (“Advisors”) with the intention of having qualified individuals serve in an advisory capacity to garner experience in the mutual fund and asset management industry and be considered as potential Trustees in the future. The Board of Trustees has determined that Mr. King is not an interested persons, as defined in the Investment Company Act of 1940.

32

INTREPID FUNDS
OTHER INFORMATION
March 31, 2025 (Unaudited)
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.

33

INTREPID FUNDS
OTHER INFORMATION
March 31, 2025 (Unaudited)
Item 9 – Proxy Disclosures for Open-End Management Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.

34

INTREPID FUNDS
OTHER INFORMATION
March 31, 2025 (Unaudited)
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included under Item 7a in the Notes to Financial Statements.

35

INTREPID FUNDS
OTHER INFORMATION
March 31, 2025 (Unaudited)
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
Included under Item 7a in the Notes to the Financial Statements

36

Board of Trustees
Edward Vandergriff
Mark Travis
Peter Osterman, Jr.
John Louis Fouts
Investment Adviser
Intrepid Capital Management, Inc.
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
Legal Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202
Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC,
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
Shareholder/Investor Information
1.866.996.3863
www.intrepidcapitalfunds.com

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(a)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Intrepid Capital Management Funds Trust

By (Signature and Title)*	/s/ Mark F. Travis
Mark F. Travis, Principal Executive Officer

Date	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark F. Travis
Mark F. Travis, Principal Executive Officer

Date	June 5, 2025

By (Signature and Title)*	/s/ Timothy A. Page
Timothy A. Page, Principal Financial Officer

Date	June 5, 2025

* Print the name and title of each signing officer under his or her signature.